Note 19 Reconciliation of taxation at the Spanish corporation tax rate to the tax expense recorded for the year (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Tax effect of foreign tax rates reconciliation [Line Items]
Tax expense (income)		€ 4,003	€ 3,505	[1]	€ 1,909
Taxation at Spanish corporation tax rate 30 percent [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		3,726	3,080	[2]	2,519
Lower effective tax rate from foreign entities [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[3]	2	317	[2]	(332)
Lower effective tax rate from foreign entities [Member] | MEXICO
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[3]	€ (194)	€ (203)	[2]	€ (109)
Effective tax percentage on reconciliation	[3]	27.00%	26.00%	[2]	27.00%
Lower effective tax rate from foreign entities [Member] | CHILE
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[3]	€ (4)	€ (8)	[2]	€ (5)
Effective tax percentage on reconciliation	[3]	11.00%	13.00%	[2]	22.00%
Lower effective tax rate from foreign entities [Member] | COLOMBIA
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[3]	€ (25)	€ 24	[2]	€ 0
Effective tax percentage on reconciliation	[3]	14.00%	37.00%	[2]	30.00%
Lower effective tax rate from foreign entities [Member] | PERU
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[3]	€ (55)	€ (16)	[2]	€ 5
Effective tax percentage on reconciliation	[3]	20.00%	27.00%	[2]	31.00%
Lower effective tax rate from foreign entities [Member] | TURKEY
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[3]	€ 314	€ 621	[2]	€ (125)
Effective tax percentage on reconciliation	[3]	57.00%	70.00%	[2]	23.00%
Lower effective tax rate from foreign entities [Member] | UNITED STATES
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[3]	€ 5	€ 17	[2]	€ (62)
Effective tax percentage on reconciliation	[3]	33.00%	17.00%	[2]	19.00%
Lower effective tax rate from foreign entities [Member] | Other Countries [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation	[3]	€ (39)	€ (118)	[2]	€ (36)
Revenues with lower tax rate dividends capital gains [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		(26)	(25)	[2]	(30)
Equity accounted earnings [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		(8)	(6)	[2]	0
USA Sale effect [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		0	0	[2]	544
Other effects Reconciliation [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		309	139	[2]	80
Reconciliation profit or loss before tax [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		12,419	10,268	[2]	8,399
Reconciliation profit or loss before tax [Member] | Profit loss before tax from continuing operations [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		12,419	10,268	[2]	7,247
Reconciliation profit or loss before tax [Member] | Profit loss before tax from discontinued operations [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		0	0	[2]	1,152
Reconciliation income tax [Member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation		4,003	3,505	[2]	2,781
Reconciliation income tax [Member] | Discontinued operations [member]
Tax effect of foreign tax rates reconciliation [Line Items]
Amount of reconciliation			€ 0	[2]	€ 872

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3)
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[3]	(2) Calculated by applying the difference between the tax rate in force in Spain and the one applied to the Group’s earnings in each jurisdiction.